Pension Benefits - Additional Information (Details) - Pension defined benefit plans [member] $ in Millions	12 Months Ended
	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2021 CAD ($)	Mar. 31, 2020 CAD ($)
Disclosure of defined benefit plans [line items]
Defined Contribution Plan Per Hour Contribution		2.85	2.85
Post-employment benefit expense, defined contribution plans		$ 9.0	$ 8.7
Contribution to defined benefit plan		$ 18.4	$ 50.3	$ 51.4
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 18.9
Percentage deficit in the return on plan assets		10.00%	10.00%
Decrease In Other Comprehensive Income After Tax Due To Possible Percentage Deficit In The Return On Plan Assets		$ 130.0	$ 114.0
Defined Benefit Obligation [Member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation		10 days
Current Service Costs [Member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation		17 days